Financial instruments and risk management - Schedule of notional amounts, contractual maturities and rates of hedging instruments designated in hedging relationships by main risk categories (Details)
$ in Millions
	Jun. 30, 2025 USD ($) USD_per_Metric_Tonnes poundSterlingPerTherm	Jun. 30, 2024 USD ($) uSDollarPerTherm $ / bushel
Net investment hedges(1) | Foreign exchange risk | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 2,255	$ 3,198
Net investment hedges(1) | Foreign exchange risk | Borrowings
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 9,561	$ 8,109
Net investment hedges(1) | Foreign exchange risk | Euro | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.84	0.91
Net investment hedges(1) | Foreign exchange risk | Euro | Minimum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.86	0.89
Net investment hedges(1) | Foreign exchange risk | Euro | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.85	0.93
Net investment hedges(1) | Foreign exchange risk | Euro | Maximum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.94	0.94
Net investment hedges(1) | Foreign exchange risk | Canadian dollar | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.29
Net investment hedges(1) | Foreign exchange risk | Canadian dollar | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.48
Net investment hedges(1) | Foreign exchange risk | Chinese yuan | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	6.93	6.93
Net investment hedges(1) | Foreign exchange risk | Chinese yuan | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	7.29	7.29
Net investment hedges(1) | Foreign exchange risk | Sterling | Minimum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		0.53
Net investment hedges(1) | Foreign exchange risk | Sterling | Minimum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.75	0.76
Net investment hedges(1) | Foreign exchange risk | Sterling | Maximum | Derivatives
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		0.78
Net investment hedges(1) | Foreign exchange risk | Sterling | Maximum | Borrowings
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.82	0.82
Cash flow hedges(1) | Foreign currency debt risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 2,873	$ 2,747
Cash flow hedges(1) | Foreign currency debt risk | Euro | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.89	0.89
Cash flow hedges(1) | Foreign currency debt risk | Euro | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.90	0.90
Cash flow hedges(1) | Foreign currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 1,586	$ 1,855
Cash flow hedges(1) | Foreign currency exchange risk | Euro | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		0.87
Cash flow hedges(1) | Foreign currency exchange risk | Euro | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates		0.93
Cash flow hedges(1) | Foreign currency exchange risk | Sterling | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.74	0.78
Cash flow hedges(1) | Foreign currency exchange risk | Sterling | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.81	0.94
Cash flow hedges(1) | Foreign currency exchange risk | Mexican peso | Minimum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	17.73	17.73
Cash flow hedges(1) | Foreign currency exchange risk | Mexican peso | Maximum
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	23.69	20.57
Cash flow hedges(1) | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 275	$ 207
Cash flow hedges(1) | Commodity price risk | Minimum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	2,426
Cash flow hedges(1) | Commodity price risk | Minimum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.74	0.86
Cash flow hedges(1) | Commodity price risk | Minimum | Feed Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel		177.50
Cash flow hedges(1) | Commodity price risk | Maximum | Aluminium
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | USD_per_Metric_Tonnes	2,693.5
Cash flow hedges(1) | Commodity price risk | Maximum | Natural Gas
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	1.38	1.40
Cash flow hedges(1) | Commodity price risk | Maximum | Feed Wheat
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates | $ / bushel		206.00
Fair value hedges(1) | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	$ 4,229	$ 4,044
Fair value hedges(1) | Interest rate risk | Minimum | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0193	0.0193
Fair value hedges(1) | Interest rate risk | Minimum | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0027	0.0027
Fair value hedges(1) | Interest rate risk | Maximum | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0194	0.0194
Fair value hedges(1) | Interest rate risk | Maximum | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about financial instruments [line items]
Range of hedged rates	0.0161	0.0161